Net finance expense - Net finance expense recognized in profit or loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financial Instruments [Abstract]
Interest income	$ 545	$ 281
Foreign exchange gains	6,640	2,112
Finance income	7,185	2,393	[1]
Interest expense on financial liabilities measured at amortized cost	(23,203)	(17,791)
Losses on change in fair value of derivatives	(38)	0
Amortization other Notes	0	0
Other financial charges	(3,539)	(2,512)
Foreign exchange losses	(7,198)	(1,731)
Finance expense	(33,978)	(22,034)	[1]
Net finance expenses	$ (26,793)	$ (19,641)	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.